UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | JHS

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 76.0% (51.5% of Total Investments)				$136,618,830

(Cost $126,791,980)

Consumer Discretionary 11.2%				20,132,200

Auto Components 0.7%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	$380,000	399,475
Exide Technologies (Z)	8.625	02/01/18	380,000	302,100
Hyva Global BV (S)(Z)	8.625	03/24/16	340,000	289,850
Visteon Corp. (Z)	6.750	04/15/19	220,000	213,950

Automobiles 2.1%
Ford Motor Credit Company LLC (S)	4.207	04/15/16	630,000	652,370
Ford Motor Credit Company LLC (Z)	5.000	05/15/18	440,000	469,119
Ford Motor Credit Company LLC	8.000	12/15/16	330,000	390,135
Hyundai Capital Services, Inc. (S)(Z)	4.375	07/27/16	310,000	328,342
Hyundai Capital Services, Inc. (S)(Z)	6.000	05/05/15	430,000	471,744
Kia Motors Corp. (S)(Z)	3.625	06/14/16	315,000	327,602
Nissan Motor Acceptance Corp. (S)(Z)	4.500	01/30/15	1,000,000	1,070,793

Diversified Financial Services 0.1%
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	155,000	161,781

Food Products 0.1%
Simmons Foods, Inc. (S)(Z)	10.500	11/01/17	250,000	228,750

Hotels, Restaurants & Leisure 2.9%
CCM Merger, Inc. (S)(Z)	9.125	05/01/19	380,000	385,700
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	10.500	07/01/19	275,000	286,688
Greektown Superholdings, Inc.	13.000	07/01/15	1,713,000	1,862,888
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	600,000	585,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	319,000	290,290
Marina District Finance Company, Inc.	9.500	10/15/15	320,000	310,800
MGM Resorts International (S)(Z)	8.625	02/01/19	340,000	359,975
Seminole Indian Tribe of Florida (S)(Z)	6.535	10/01/20	650,000	673,615
Seminole Indian Tribe of Florida (S)(Z)	7.750	10/01/17	325,000	355,063
Waterford Gaming LLC (S)	8.625	09/15/14	201,821	116,028

Household Durables 0.3%
American Standard Americas (S)(Z)	10.750	01/15/16	165,000	147,056
Corp. GEO SAB de CV (S)	8.875	03/27/22	410,000	426,400

Internet & Catalog Retail 0.4%
Expedia, Inc. (Z)	5.950	08/15/20	530,000	567,815
QVC, Inc. (S)	5.125	07/02/22	90,000	95,738

Media 3.3%
AMC Entertainment, Inc.	8.750	06/01/19	140,000	151,900
CBS Corp. (Z)	7.875	07/30/30	595,000	817,873
Cinemark USA, Inc. (Z)	7.375	06/15/21	195,000	216,450
Grupo Televisa SAB (Z)	6.625	01/15/40	310,000	398,400
News America, Inc. (Z)	6.150	03/01/37	165,000	200,634
News America, Inc. (Z)	6.150	02/15/41	55,000	70,300
News America, Inc. (Z)	6.400	12/15/35	150,000	188,054
News America, Inc. (Z)	7.600	10/11/15	1,000,000	1,156,665
News America, Inc. (Z)	7.750	01/20/24	1,020,000	1,309,459
Nexstar Broadcasting, Inc.	7.000	01/15/14	9,000	8,933
Nexstar Broadcasting, Inc., PIK (Z)	7.000	01/15/14	255,998	254,078
Regal Entertainment Group (Z)	9.125	08/15/18	100,000	112,250

1

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Time Warner Cable, Inc. (Z)	6.750	07/01/18	$605,000	$760,950
UBM PLC (S)(Z)	5.750	11/03/20	275,000	287,346

Multiline Retail 0.3%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	444,000	479,159

Oil, Gas & Consumable Fuels 0.1%
Landry's, Inc. (S)	9.375	05/01/20	250,000	260,938

Specialty Retail 0.2%
Hillman Group, Inc. (Z)	10.875	06/01/18	305,000	324,063
PC Merger Sub, Inc. (S)	8.875	08/01/20	40,000	41,400
Toys R US, Inc. (S)	10.375	08/15/17	85,000	85,425

Textiles, Apparel & Luxury Goods 0.7%
Burlington Coat Factory Warehouse Corp. (Z)	10.000	02/15/19	665,000	705,731
Levi Strauss & Company (Z)	7.625	05/15/20	500,000	533,125

Consumer Staples 2.2%				4,028,296

Beverages 0.0%
Innovation Ventures LLC (S)	9.500	08/15/19	65,000	64,675

Food & Staples Retailing 0.5%
Rite Aid Corp.	9.250	03/15/20	720,000	727,200
Safeway, Inc. (Z)	7.250	02/01/31	225,000	232,346

Food Products 0.6%
Bunge, Ltd. Finance Corp. (Z)	8.500	06/15/19	389,000	489,493
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	340,000	365,500
Del Monte Corp. (Z)	7.625	02/15/19	235,000	233,238

Household Products 0.5%
Reynolds Group Issuer, Inc.	9.000	04/15/19	420,000	427,350
Reynolds Group Issuer, Inc. (S)	9.875	08/15/19	365,000	386,900
YCC Holdings LLC, PIK	10.250	02/15/16	85,000	86,594

Tobacco 0.6%
Alliance One International, Inc. (Z)	10.000	07/15/16	1,000,000	1,015,000

Energy 8.4%				15,072,109

Energy Equipment & Services 1.0%
Astoria Depositor Corp., Series B (S)(Z)	8.144	05/01/21	1,000,000	850,000
Offshore Group Investments, Ltd. (S)(Z)	11.500	08/01/15	415,000	456,500
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	282,888
Weatherford International, Inc. (Z)	6.800	06/15/37	115,000	133,152

Gas Utilities 0.3%
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	522,092

Oil, Gas & Consumable Fuels 7.1%
Afren PLC (S)	10.250	04/08/19	240,000	255,000
Afren PLC (S)(Z)	11.500	02/01/16	400,000	435,060
Alpha Natural Resources, Inc. (Z)	6.000	06/01/19	125,000	108,750
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	270,000	233,550
Arch Coal, Inc.	7.000	06/15/19	165,000	144,375
Arch Coal, Inc.	7.250	06/15/21	346,000	301,020
BreitBurn Energy Partners LP (S)(Z)	7.875	04/15/22	165,000	166,650
DTEK Finance BV (S)(Z)	9.500	04/28/15	200,000	195,300
Energy Transfer Partners LP	5.200	02/01/22	135,000	149,335

2

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Energy Transfer Partners LP (Z)	9.700	03/15/19	$425,000	$552,033
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%) (Z)	7.000	06/01/67	695,000	719,325
EV Energy Partners LP (Z)	8.000	04/15/19	400,000	404,000
Kerr-McGee Corp. (Z)	6.950	07/01/24	600,000	774,600
Kinder Morgan Energy Partners LP (Z)	7.750	03/15/32	195,000	251,013
Marathon Petroleum Corp. (Z)	6.500	03/01/41	200,000	243,812
Newfield Exploration Company (Z)	5.750	01/30/22	260,000	280,800
NuStar Logistics LP (Z)	7.900	04/15/18	845,000	928,216
Peabody Energy Corp. (S)(Z)	6.250	11/15/21	325,000	320,938
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,433,611
Petrohawk Energy Corp. (Z)	6.250	06/01/19	595,000	665,001
Petroleos Mexicanos (S)	4.875	01/24/22	275,000	310,063
Spectra Energy Capital LLC (Z)	6.200	04/15/18	1,000,000	1,201,800
Targa Resources Partners LP (S)(Z)	6.375	08/01/22	245,000	251,125
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	710,000	741,339
Williams Partners LP (Z)	7.250	02/01/17	1,463,000	1,760,761

Financials 28.6%				51,343,776

Capital Markets 3.3%
Affinion Group Holdings, Inc.	11.625	11/15/15	235,000	173,900
Jefferies Group, Inc. (Z)	6.875	04/15/21	905,000	932,150
Jefferies Group, Inc.	8.500	07/15/19	165,000	181,913
Macquarie Bank, Ltd. (S)(Z)	6.625	04/07/21	260,000	268,250
Macquarie Group, Ltd. (S)(Z)	6.000	01/14/20	340,000	348,090
Morgan Stanley (Z)	5.550	04/27/17	1,300,000	1,341,241
Morgan Stanley (Z)	5.750	01/25/21	290,000	295,327
Morgan Stanley	6.375	07/24/42	405,000	407,751
Morgan Stanley (Z)	7.300	05/13/19	485,000	535,628
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	300,000	316,111
The Goldman Sachs Group, Inc. (Z)	5.750	01/24/22	275,000	300,699
The Goldman Sachs Group, Inc. (Z)	6.150	04/01/18	760,000	852,995

Commercial Banks 4.7%
Abbey National Treasury Services PLC (Z)	4.000	04/27/16	385,000	387,359
Banco de Credito del Peru (S)	4.750	03/16/16	175,000	184,625
Barclays Bank PLC (Z)	5.140	10/14/20	1,930,000	1,912,470
Barclays Bank PLC (S)(Z)	6.050	12/04/17	295,000	299,517
Barclays Bank PLC (S)(Z)	10.179	06/12/21	260,000	309,748
BPCE SA (12.500% to 9-30-19, then 3 month LIBOR +
12.980%) (Q)(S)(Z)	12.500	09/30/19	330,000	340,672
First Horizon National Corp. (Z)	5.375	12/15/15	355,000	378,976
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	480,065
Nordea Bank AB (S)	3.125	03/20/17	680,000	704,770
Regions Financial Corp. (Z)	7.750	11/10/14	1,000,000	1,100,000
Santander Holdings USA, Inc.	4.625	04/19/16	115,000	114,081
Sberbank of Russia (S)	6.125	02/07/22	200,000	217,400
Svenska Handelsbanken AB	2.875	04/04/17	530,000	555,618
Synovus Financial Corp.	7.875	02/15/19	200,000	216,500
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	235,000	235,000
Wachovia Bank NA (Z)	5.850	02/01/37	390,000	491,064
Wachovia Corp.	5.750	06/15/17	405,000	479,816

3

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Consumer Finance 2.0%
Capital One Financial Corp. (Z)	6.150	09/01/16	$730,000	$819,380
Capital One Financial Corp. (Z)	6.750	09/15/17	1,000,000	1,211,409
Discover Bank (Z)	7.000	04/15/20	270,000	315,483
Discover Financial Services (S)	5.200	04/27/22	585,000	624,747
Nelnet, Inc. (P)(Z)	3.836	09/29/36	715,000	579,234

Diversified Financial Services 6.5%
Bank of America Corp. (Z)	6.500	08/01/16	305,000	344,401
Bank of America NA	5.300	03/15/17	150,000	161,141
Bank of America NA (Z)	6.000	10/15/36	390,000	438,209
Bank of Ceylon (S)	6.875	05/03/17	250,000	256,875
Citigroup, Inc. (Z)	5.850	12/11/34	300,000	341,803
Citigroup, Inc. (Z)	6.125	11/21/17	1,935,000	2,210,722
General Electric Capital Corp. (Z)	4.375	09/16/20	365,000	403,801
General Electric Capital Corp. (Z)	5.875	01/14/38	160,000	194,960
General Electric Capital Corp. (Z)	6.000	08/07/19	335,000	404,090
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)(Z)	7.125	06/15/22	600,000	649,194
International Lease Finance Corp. (S)(Z)	7.125	09/01/18	290,000	328,063
JPMorgan Chase & Company	6.000	01/15/18	1,000,000	1,183,935
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)(Z)	7.900	04/30/18	655,000	722,832
Merrill Lynch & Company, Inc. (Z)	6.875	04/25/18	1,000,000	1,154,588
Merrill Lynch & Company, Inc. (Z)	7.750	05/14/38	310,000	380,489
Nationstar Mortgage LLC (S)	9.625	05/01/19	75,000	79,875
Rabobank Nederland NV	3.375	01/19/17	275,000	289,964
SPL Logistics Escrow LLC (S)	8.875	08/01/20	215,000	219,300
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,237,171
USB Realty Corp. (P)(Q)(S)(Z)	1.602	01/15/17	800,000	670,128

Insurance 6.2%
Aflac, Inc. (Z)	8.500	05/15/19	385,000	510,555
American International Group, Inc. (Z)	3.800	03/22/17	235,000	244,304
American International Group, Inc.	4.875	06/01/22	235,000	250,457
American International Group, Inc.	8.250	08/15/18	230,000	283,447
Aon Corp. (Z)	8.205	01/01/27	345,000	406,471
AXA SA (6.379% to 12-14-36, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	175,000	142,188
CNA Financial Corp. (Z)	6.500	08/15/16	720,000	818,248
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	639,335
CNO Financial Group, Inc. (S)(Z)	9.000	01/15/18	375,000	403,125
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR +2.125%) (S)(Z)	6.505	02/12/67	835,000	613,725
Hartford Financial Services Group, Inc.	5.125	04/15/22	175,000	186,396
Hartford Financial Services Group, Inc.	6.000	01/15/19	193,000	211,010
Hartford Financial Services Group, Inc. (Z)	6.625	03/30/40	225,000	246,630
Liberty Mutual Group, Inc. (S)(Z)	4.950	05/01/22	163,000	167,094
Liberty Mutual Group, Inc. (S)(Z)	6.500	05/01/42	230,000	247,383
Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	705,000	734,963
Lincoln National Corp. (Z)	8.750	07/01/19	535,000	689,862
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	535,000	516,275
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	605,000	832,940
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%) (Z)	6.375	03/29/67	315,000	329,175

4

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

The Hanover Insurance Group, Inc. (Z)	6.375	06/15/21	$150,000	$165,679
Unum Group (Z)	7.125	09/30/16	395,000	460,064
UnumProvident Finance Company PLC (S)(Z)	6.850	11/15/15	605,000	677,480
W.R. Berkley Corp. (Z)	5.600	05/15/15	365,000	394,508
Willis Group Holdings PLC (Z)	5.750	03/15/21	350,000	392,196
Willis North America, Inc. (Z)	7.000	09/29/19	495,000	584,031

Real Estate Investment Trusts 5.2%
Boston Properties LP	3.700	11/15/18	195,000	208,020
Boston Properties LP	3.850	02/01/23	160,000	168,655
Brandywine Operating Partnership LP (Z)	7.500	05/15/15	345,000	387,219
CommonWealth REIT (Z)	6.650	01/15/18	480,000	524,170
Cubesmart LP	4.800	07/15/22	280,000	296,101
DDR Corp. (Z)	7.500	04/01/17	880,000	1,012,914
Goodman Funding Pty, Ltd. (S)(Z)	6.375	04/15/21	645,000	684,642
Health Care REIT, Inc.	4.950	01/15/21	190,000	208,020
Health Care REIT, Inc. (Z)	6.125	04/15/20	700,000	816,567
Health Care REIT, Inc. (Z)	6.200	06/01/16	505,000	570,986
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	606,500
MPT Operating Partnership LP (Z)	6.375	02/15/22	320,000	331,200
MPT Operating Partnership LP	6.875	05/01/21	230,000	244,375
ProLogis LP (Z)	4.500	08/15/17	55,000	58,984
ProLogis LP (Z)	6.250	03/15/17	475,000	542,372
Ventas Realty LP	4.000	04/30/19	330,000	351,797
Ventas Realty LP (Z)	4.750	06/01/21	670,000	735,967
Vornado Realty LP (Z)	4.250	04/01/15	405,000	429,141
WEA Finance LLC (S)(Z)	6.750	09/02/19	290,000	346,117
Weyerhaeuser Company (Z)	7.375	03/15/32	690,000	811,408

Real Estate Management & Development 0.2%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	260,000	241,800
Realogy Corp. (S)(Z)	7.875	02/15/19	215,000	217,150

Thrifts & Mortgage Finance 0.5%
Nationstar Mortgage LLC (S)	9.625	05/01/19	220,000	235,400
Nationstar Mortgage LLC (Z)	10.875	04/01/15	540,000	583,200

Health Care 1.8%				3,173,839

Health Care Equipment & Supplies 0.1%
Alere, Inc.	8.625	10/01/18	185,000	189,625

Health Care Providers & Services 0.9%
BioScrip, Inc. (Z)	10.250	10/01/15	285,000	309,938
Community Health Systems, Inc.	7.125	07/15/20	140,000	146,650
HCA, Inc. (Z)	7.500	02/15/22	380,000	426,550
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	545,000	686,365

Pharmaceuticals 0.8%
Catalent Pharma Solutions, Inc. (Z)	9.500	04/15/15	421,756	431,773
Hospira, Inc. (Z)	6.050	03/30/17	485,000	549,044
Valeant Pharmaceuticals International, Inc. (S)(Z)	6.750	10/01/17	95,000	101,175
Valeant Pharmaceuticals International, Inc. (S)(Z)	6.875	12/01/18	315,000	332,719

Industrials 7.8%				14,109,058

Aerospace & Defense 1.6%
Bombardier, Inc. (S)(Z)	7.750	03/15/20	240,000	269,700

5

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Ducommun, Inc. (Z)	9.750	07/15/18	$70,000	$72,450
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	380,000	428,450
Huntington Ingalls Industries, Inc. (Z)	7.125	03/15/21	360,000	386,550
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	230,000	247,250
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)(Z)	6.000	02/15/67	750,000	592,500
Textron, Inc. (Z)	5.600	12/01/17	505,000	560,230
Textron, Inc. (Z)	7.250	10/01/19	270,000	321,649

Airlines 3.6%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	173,084	183,469
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	579,597	581,046
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	308,732	329,571
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648	09/15/17	169,168	178,472
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	199,151	215,083
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	140,561	144,609
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	515,281	559,080
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	147,923	155,319
Continental Airlines 2012-1 Class B Pass Through Trust (Z)	6.250	04/11/20	240,000	244,800
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (Z)	6.718	01/02/23	671,474	725,191
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	685,293	739,294
Delta Air Lines 2010-1 Class A Pass Through Trust (Z)	6.200	07/02/18	191,712	207,049
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300	04/15/19	349,093	373,529
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	136,861	141,308
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	400,353	429,378
UAL 2009-1 Pass Through Trust	10.400	11/01/16	141,968	162,029
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	362,786	415,390
United Airlines 2007-1 Class C Pass Through Trust (P)	2.984	07/02/14	583,794	563,361
US Airways 2012-1 Class A Pass Through Trust
Series 2012-1A, Class PTT	5.900	10/01/24	175,000	182,000

Building Products 0.8%
Masco Corp. (Z)	7.125	03/15/20	285,000	318,636
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	450,000	500,625
Voto-Votorantim, Ltd. (S)(Z)	6.750	04/05/21	490,000	550,025

Commercial Services & Supplies 0.3%
Garda World Security Corp. (S)	9.750	03/15/17	100,000	105,375
Steelcase, Inc. (Z)	6.375	02/15/21	500,000	537,902

Construction & Engineering 0.2%
Tutor Perini Corp. (Z)	7.625	11/01/18	335,000	346,306

Electrical Equipment 0.1%
Coleman Cable, Inc. (Z)	9.000	02/15/18	205,000	216,531

Industrial Conglomerates 0.3%
Odebrecht Finance, Ltd. (S)(Z)	6.000	04/05/23	350,000	378,875
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	212,000

Marine 0.2%
Navios South American Logistics, Inc.	9.250	04/15/19	315,000	288,225

Road & Rail 0.3%
Avis Budget Car Rental LLC (S)(Z)	8.250	01/15/19	125,000	134,219
Penske Truck Leasing Company LP (S)(Z)	3.750	05/11/17	460,000	466,594

Trading Companies & Distributors 0.4%
Air Lease Corp. (S)(Z)	5.625	04/01/17	110,000	109,588
Aircastle, Ltd.	6.750	04/15/17	160,000	168,000

6

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Aircastle, Ltd.	7.625	04/15/20	$160,000	$171,200
HD Supply, Inc. (S)(Z)	8.125	04/15/19	180,000	196,200

Information Technology 0.5%				907,370

Computers & Peripherals 0.2%
Hewlett-Packard Company (Z)	4.375	09/15/21	310,000	319,370

IT Services 0.3%
Brightstar Corp. (S)(Z)	9.500	12/01/16	560,000	588,000

Materials 6.2%				11,170,353

Chemicals 1.2%
American Pacific Corp. (Z)	9.000	02/01/15	245,000	247,144
Braskem America Finance Company (S)(Z)	7.125	07/22/41	425,000	434,563
Braskem Finance, Ltd. (S)(Z)	7.000	05/07/20	515,000	580,663
CF Industries, Inc. (Z)	6.875	05/01/18	170,000	205,700
CF Industries, Inc.	7.125	05/01/20	230,000	287,500
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	384,467
Polymer Group, Inc. (Z)	7.750	02/01/19	95,000	102,125

Construction Materials 0.4%
Magnesita Finance, Ltd. (Q)(S)(Z)	8.625	04/05/17	420,000	422,394
Severstal Columbus LLC (Z)	10.250	02/15/18	100,000	101,000
Vulcan Materials Company	7.500	06/15/21	130,000	143,813

Containers & Packaging 0.9%
ARD Finance SA, PIK (S)	11.125	06/01/18	260,000	236,600
Consolidated Container Company LLC (S)	10.125	07/15/20	240,000	250,200
Pretium Packaging LLC (Z)	11.500	04/01/16	165,000	168,300
Temple-Inland, Inc. (Z)	6.625	01/15/18	750,000	894,431

Metals & Mining 2.5%
Alcoa, Inc. (Z)	5.400	04/15/21	255,000	261,634
Allegheny Technologies, Inc.	5.950	01/15/21	140,000	156,998
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	280,000	363,741
ArcelorMittal (Z)	9.850	06/01/19	370,000	444,972
Commercial Metals Company (Z)	7.350	08/15/18	310,000	322,788
FMG Resources August 2006 Pty, Ltd. (S)(Z)	8.250	11/01/19	170,000	178,925
JMC Steel Group (S)	8.250	03/15/18	185,000	185,463
Metinvest BV (S)(Z)	8.750	02/14/18	435,000	403,463
Mongolian Mining Corp. (S)	8.875	03/29/17	500,000	503,750
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	555,000	567,488
SunCoke Energy, Inc. (Z)	7.625	08/01/19	259,000	257,381
Teck Resources, Ltd.	10.750	05/15/19	119,000	143,990
Thompson Creek Metals Company, Inc. (Z)	7.375	06/01/18	395,000	308,100
Vale Overseas, Ltd. (Z)	6.875	11/10/39	320,000	389,350

Paper & Forest Products 1.2%
Georgia-Pacific LLC (S)	5.400	11/01/20	485,000	572,335
Georgia-Pacific LLC	7.250	06/01/28	165,000	207,469
International Paper Company (Z)	9.375	05/15/19	385,000	521,992
Westvaco Corp. (Z)	7.950	02/15/31	770,000	921,614

Telecommunication Services 3.6%				6,388,342

Diversified Telecommunication Services 3.1%
American Tower Corp.	4.700	03/15/22	400,000	418,056
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	455,769	481,692

7

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

CenturyLink, Inc. (Z)	5.800	03/15/22	$480,000	$509,907
CenturyLink, Inc. (Z)	6.450	06/15/21	305,000	336,892
CenturyLink, Inc. (Z)	7.600	09/15/39	305,000	313,725
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	835,979
GTP Acquisition Partners I LLC (S)(Z)	4.347	06/15/16	650,000	679,682
GTP Acquisition Partners I LLC (S)(Z)	7.628	06/15/16	325,000	339,171
GTP Towers Issuer LLC (S)	8.112	02/15/15	885,000	930,177
PAETEC Holding Corp. (Z)	9.875	12/01/18	369,000	416,048
Telecom Italia Capital SA (Z)	7.200	07/18/36	365,000	313,900

Wireless Telecommunication Services 0.5%
Nextel Communications, Inc. (Z)	7.375	08/01/15	415,000	418,113
SBA Tower Trust (S)	2.933	12/15/17	395,000	395,000

Utilities 5.7%				10,293,487

Electric Utilities 3.3%
Beaver Valley II Funding	9.000	06/01/17	244,000	251,681
BVPS II Funding Corp.	8.890	06/01/17	441,000	489,082
Commonwealth Edison Company (Z)	5.800	03/15/18	525,000	640,113
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,077,445
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	222,404	222,818
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	923,218
PNM Resources, Inc. (Z)	9.250	05/15/15	705,000	805,463
PNPP II Funding Corp.	9.120	05/30/16	220,000	235,519
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%) (Z)	6.700	03/30/67	525,000	536,813
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	275,000	294,082
TXU Corp. (Z)	7.460	01/01/15	86,182	81,187
W3A Funding Corp. (Z)	8.090	01/02/17	337,407	343,342

Independent Power Producers & Energy Traders 1.2%
Allegheny Energy Supply Company LLC (S)(Z)	5.750	10/15/19	460,000	504,593
DPL, Inc. (S)(Z)	7.250	10/15/21	570,000	648,375
Exelon Generation Company LLC (Z)	6.250	10/01/39	175,000	204,282
NRG Energy, Inc. (Z)	7.625	01/15/18	385,000	410,025
NRG Energy, Inc. (Z)	8.250	09/01/20	355,000	382,513

Multi-Utilities 1.0%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	672,750
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	819,091
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	410,000	432,550

Water Utilities 0.2%
Midwest Generation LLC, Series B (Z)	8.560	01/02/16	330,956	318,545

Convertible Bonds 0.2% (0.1% of Total Investments)				$349,990

(Cost $267,530)

Consumer Discretionary 0.2%				349,990

Media 0.2%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	248,000	349,990

8

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 0.4% (0.2% of Total Investments)				$647,698

(Cost $553,029)

California 0.2%				305,300

State of California (Z)
General Obligation Bond	7.600	11/01/40	$225,000	305,300

Illinois 0.2%				342,398

State of Illinois
General Obligation Bond	5.100	06/01/33	355,000	342,398

Term Loans (M) 0.6% (0.4% of Total Investments)				$1,078,063

(Cost $1,080,515)

Consumer Discretionary 0.5%				857,953

Hotels, Restaurants & Leisure 0.5%
CCM Merger, Inc.	6.000	03/01/17	182,215	180,484
Kalispel Tribal Economic Authority	7.500	02/24/17	561,620	547,579
Landry's, Inc.	6.500	04/24/18	129,675	129,890

Financials 0.1%				220,110

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	7.000	06/30/14	220,000	220,110

Capital Preferred Securities (a) 2.7% (1.8% of Total Investments)				$4,828,688

(Cost $4,808,499)

Financials 2.7%				4,828,688

Capital Markets 0.8%
State Street Capital Trust III (P)(Q)(Z)	5.458	09/15/12	715,000	718,861
State Street Capital Trust IV (P)(Z)	1.468	06/15/37	935,000	697,375

Commercial Banks 1.5%
Fifth Third Capital Trust IV (6.500% to 4-15-17, then 3 month
LIBOR + 1.368%) (Z)	6.500	04/15/37	825,000	823,969
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	215,000	232,916
PNC Preferred Funding Trust III (8.700% to 3-15-13, then 3
month LIBOR + 5.226%) (Q)(S)(Z)	8.700	03/15/13	835,000	851,892
Regions Financing Trust II (6.625% to 5-15-27, then 3 month
LIBOR + 1.290%) (Z)	6.625	05/15/47	260,000	253,500
Sovereign Capital Trust VI (Z)	7.908	06/13/36	480,000	487,200

Insurance 0.4%
MetLife Capital Trust X (9.250% to 4-8-38 then 3 month
LIBOR + 5.540%) (S)(Z)	9.250	04/08/68	315,000	392,175
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)(Z)	6.450	12/15/65	360,000	370,800

9

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 35.3% (23.9% of Total Investments)				$63,431,054

(Cost $60,997,560)

U.S. Government 2.2%				4,012,312

U.S. Treasury Bonds
Bond (Z)	3.125	02/15/42	$2,325,000	2,599,278
U.S. Treasury Notes
Note	1.750	05/15/22	745,000	763,509
U.S. Treasury Strips, PO	2.907	11/15/30	1,020,000	649,525

U.S. Government Agency 33.1%				59,418,742

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.750	05/30/19	1,440,000	1,492,066
30 Yr Pass Thru	5.000	03/01/41	5,658,778	6,357,810
30 Yr Pass Thru	6.500	06/01/37	30,071	33,803
30 Yr Pass Thru	6.500	11/01/37	173,349	194,754
30 Yr Pass Thru	6.500	12/01/37	74,976	84,234
30 Yr Pass Thru (Z)	6.500	04/01/39	1,721,872	1,932,338
Federal National Mortgage Association
30 Yr Pass Thru	4.000	10/01/40	694,137	760,749
30 Yr Pass Thru	4.000	09/01/41	2,804,150	3,090,773
30 Yr Pass Thru (Z)	4.000	09/01/41	4,733,226	5,143,071
30 Yr Pass Thru	4.000	09/01/41	5,220,599	5,591,074
30 Yr Pass Thru (Z)	4.000	10/01/41	6,045,111	6,606,333
30 Yr Pass Thru	4.000	02/01/42	3,842,677	4,124,975
30 Yr Pass Thru (Z)	4.500	10/01/40	3,176,016	3,519,494
30 Yr Pass Thru	5.000	02/01/41	2,971,502	3,246,759
30 Yr Pass Thru	5.000	04/01/41	895,486	1,008,379
30 Yr Pass Thru	5.500	02/01/36	1,577,748	1,733,753
30 Yr Pass Thru	5.500	12/01/36	2,217,526	2,432,634
30 Yr Pass Thru	5.500	06/01/37	580,514	635,012
30 Yr Pass Thru (Z)	5.500	06/01/38	1,207,980	1,321,383
30 Yr Pass Thru (Z)	5.500	10/01/39	3,221,479	3,523,907
30 Yr Pass Thru	5.500	08/01/40	344,720	378,805
30 Yr Pass Thru	6.000	05/01/37	1,651,235	1,826,199
30 Yr Pass Thru (Z)	6.500	07/01/36	595,285	670,815
30 Yr Pass Thru (Z)	6.500	01/01/39	2,872,415	3,234,173
30 Yr Pass Thru (Z)	6.500	03/01/39	185,383	208,962
30 Yr Pass Thru	6.500	06/01/39	236,548	266,487

Foreign Government Obligations 0.2% (0.1% of Total Investments)				$396,103

(Cost $368,615)

South Korea 0.2%				396,103

Korea Development Bank (Z)	4.000	09/09/16	370,000	396,103

Collateralized Mortgage Obligations 17.6% (11.9% of Total Investments)				$31,664,108

(Cost $31,107,865)

Commercial & Residential 14.1%				25,280,408

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.261	12/25/46	7,265,890	499,785

10

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	$865,000	$906,026
Americold LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	605,000	689,050
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.762	05/10/45	595,000	650,767
Series 2006-4, Class AM	5.675	07/10/46	845,000	917,638
Series 2006-3, Class A4 (P)	5.889	07/10/44	785,000	892,877
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.327	03/25/35	766,974	84,358
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.596	01/25/35	672,500	582,430
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.219	07/15/44	295,000	248,500
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12/10/44	360,000	386,025
Series 2012-LC4, Class C (P)	5.649	12/10/44	285,000	294,295
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.693	09/20/46	9,745,452	575,054
Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11/05/27	530,000	536,746
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	315,000	323,059
Series 2012-FBLU, Class D (S)	5.007	05/05/27	465,000	483,097
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.320	08/19/34	777,004	723,618
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.874	07/10/38	670,000	712,976
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,533,508	1,819,100
Series 2004-9, Class B1 (P)	3.272	08/25/34	788,167	332,856
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.060	01/19/35	4,261,627	322,873
Series 2005-11, Class X IO	2.024	08/19/45	2,752,039	116,411
Series 2005-2, Class IX IO	2.211	05/19/35	10,817,445	628,532
Series 2005-8, Class 1X IO	2.173	09/19/35	4,299,562	239,269
Series 2007-3, Class ES IO	0.350	05/19/47	11,102,890	69,393
Series 2007-4, Class ES IO	0.350	07/19/47	13,469,730	84,186
Series 2007-6, Class ES IO (S)	0.342	08/19/37	9,302,731	58,142
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.034	10/25/36	9,295,473	600,116
Series 2005-AR18, Class 2X IO	1.691	10/25/36	8,698,580	405,528
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.871	04/15/45	735,000	803,910
Series 2012-HSBC Class XA, IO (S)	1.582	07/05/32	3,620,000	419,203
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-PDP5, Class AM (P)	5.237	12/15/44	1,155,000	1,281,849
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM	5.455	02/15/40	850,000	895,929
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.579	10/25/36	658,664	618,214
Series 2007-3, Class M1 (P)	4.107	09/25/37	269,764	139,935
Series 2007-3, Class M2 (P)	4.107	09/25/37	101,506	9,992
Series 2007-3, Class M3 (P)	4.107	09/25/37	62,525	1,997

11

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11/12/41	$660,000	$712,073
Series 2008-HQ8, Class AM (P)	5.468	03/12/44	1,020,000	1,103,585
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.907	03/25/44	757,449	728,257
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	405,000	435,379
Series 2012-C1, Class C (P)(S)	5.536	05/10/45	270,000	279,372
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO (S)	1.994	05/10/63	5,015,000	530,010
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.434	11/25/34	10,996,947	538,158
Series 2005-AR1, Class X IO	1.458	01/25/45	16,185,566	795,877
Series 2005-AR2, Class X IO	1.565	01/25/45	12,343,145	692,013
Series 2005-AR6, Class X IO	1.600	04/25/45	7,554,142	429,421
Series 2005-AR8, Class X IO	1.578	07/25/45	13,601,067	682,527

U.S. Government Agency 3.5%				6,383,700

Federal Home Loan Mortgage Corp.
Series 3747, Class HI IO	4.500	07/15/37	5,903,540	623,293
Series 3794, Class PI IO	4.500	02/15/38	935,716	103,405
Series 3830, Class NI IO	4.500	01/15/36	4,181,594	487,763
Series K017, Class X1 IO	1.459	12/25/21	2,827,001	286,632
Series K018, Class X1 IO	1.469	01/25/22	3,779,205	385,018
Series K707, Class X1 IO	1.560	12/25/18	2,467,730	204,516
Series K708, Class X1 IO	1.513	01/25/19	5,813,427	478,352
Series K709, Class X1 IO	1.547	03/25/19	3,405,000	288,393
Series K710, Class X1 IO	1.916	05/25/19	2,580,000	256,326
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	683,753	60,452
Series 2010-68, Class CI IO	5.000	11/25/38	1,213,752	153,079
Series 2012-98, Class JP	3.500	03/25/42	1,215,000	1,333,463
Series 398, Class C3 IO	4.500	05/25/39	937,539	106,326
Series 401, Class C2 IO	4.500	06/25/39	607,729	63,666
Series 402, Class 3 IO	4.000	11/25/39	894,630	111,518
Series 402, Class 4 IO	4.000	10/25/39	1,519,270	184,465
Series 402, Class 7 IO	4.500	11/25/39	1,307,247	174,222
Series 402, Class 8 IO	4.500	11/25/39	1,450,264	180,204
Series 407, Class 15 IO	5.000	01/25/40	1,239,982	176,630
Series 407, Class 16 IO	5.000	01/25/40	272,691	35,689
Series 407, Class 17 IO	5.000	01/25/40	252,726	32,167
Series 407, Class 21 IO	5.000	01/25/39	972,603	93,745
Series 407, Class 7 IO	5.000	03/25/41	435,682	83,661
Series 407, Class 8 IO	5.000	03/25/41	430,624	70,338
Series 407, Class C6 IO	5.500	01/25/40	1,938,314	310,981
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,297,538	99,396

Asset Backed Securities 7.1% (4.8% of Total Investments)				$12,706,054

(Cost $12,531,189)

Asset Backed Securities 7.1%				12,706,054

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.696	10/25/35	750,000	472,547

12

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.696	03/25/35	$455,000	$435,100
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.396	09/25/36	1,428,912	432,000
Asset Backed Funding Certificates
Series 2005-AQ1 Class A4	5.010	06/25/35	328,544	333,144
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.446	01/25/36	644,733	529,376
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.486	07/25/36	572,072	458,135
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.696	05/25/35	435,000	394,454
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	366,677	356,614
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.396	10/25/36	531,421	520,876
Contimortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	35,431	35,142
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,106,638	1,176,512
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.746	06/25/33	1,110,466	896,539
Series 2005-5, Class M1 (P)	0.726	11/25/35	450,000	392,065
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P) (S)	7.248	12/15/20	631,619	631,619
Series 2010-A, Class D (P) (S)	10.248	12/15/20	471,144	471,144
Series 2010-A, Class E1 (P) (S)	14.748	12/15/20	513,183	513,183
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	170,867	168,851
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.946	08/25/37	613,935	554,810
Series 2006-HE4, Class A2 (P)	0.356	11/25/36	1,856,761	654,178
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.996	09/25/35	256,559	217,356
New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.726	07/25/35	305,000	288,212
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.326	03/25/35	645,000	614,753
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.876	02/25/35	915,000	849,567
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.826	01/25/35	480,000	423,787
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	598,300	635,849
Soundview Home Equity Loan Trust
Series 2006-OPT2, Class A3 (P)	0.426	05/25/36	310,966	250,241

13

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 2.9% (2.0% of Total Investments)		$5,183,075

(Cost $5,169,483)

Consumer Discretionary 0.0%		39,805

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)	768	39,805

Consumer Staples 0.5%		914,400

Tobacco 0.5%
Philip Morris International, Inc. (Z)	10,000	914,400

Energy 0.3%		545,600

Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell PLC, ADR	8,000	545,600

Health Care 0.7%		1,320,129

Pharmaceuticals 0.7%
Eli Lilly & Company (Z)	17,000	748,510
Johnson & Johnson (Z)	8,258	571,619

Information Technology 0.4%		668,200

Semiconductors & Semiconductor Equipment 0.4%
Intel Corp. (Z)	26,000	668,200

Materials 0.4%		722,044

Containers & Packaging 0.4%
Rock-Tenn Company, Class A (Z)	12,402	722,044

Telecommunication Services 0.6%		972,897

Diversified Telecommunication Services 0.6%
Oi SA, ADR	41,092	610,216
Oi SA, Series C, ADR	12,025	67,581
Telefonica SA, ADR (Z)	26,000	295,100

	Shares	Value

Preferred Securities (b) 3.0% (2.0% of Total Investments)		$5,314,653

(Cost $5,532,783)

Consumer Discretionary 0.6%		1,086,098

Hotels, Restaurants & Leisure 0.6%
Greektown Superholdings, Inc., Series A (I)	14,991	1,086,098

Consumer Staples 0.7%		1,157,423

Food & Staples Retailing 0.7%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	12,500	1,157,423

Financials 1.5%		2,749,040

Commercial Banks 0.5%
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	19,375	529,131

14

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

			Shares	Value

Financials (continued)

U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%) (Z)			15,475	424,015

Consumer Finance 0.1%
Ally Financial, Inc., 7.300% (Z)			11,815	284,860

Diversified Financial Services 0.3%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR + 6.370%) (Z)			3,900	106,821
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%) (Z)			16,350	398,613

Real Estate Investment Trusts 0.6%
Public Storage, Inc., Depositary Shares, Series W, 6.500%			40,000	1,005,600

Industrials 0.2%				322,092

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%			6,106	322,092

		Maturity	Par value
	Rate (%)	date		Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$5,206

(Cost $0)

Materials 0.0%				5,206

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	$245,000	5,206

Short-Term Investments 1.7% (1.2% of Total Investments)				$3,100,000

(Cost $3,100,000)

			Par value	Value

Repurchase Agreement 1.7%				3,100,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $3,100,001 on 8-1-12, collateralized by $3,155,000 Federal National Mortgage Association, 0.650% due
8-28-14 (valued at $3,162,951, including interest)			3,100,000	3,100,000

Total investments (Cost $252,309,048)† 147.7%				$265,323,522

Other assets and liabilities, net (47.7%)				($85,632,211)

Total net assets 100.0%				$179,691,311

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

15

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

USGG U.S. Generic Government Yield

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,513,217 or 27.6% of the Fund's net assets as of 7-31-12.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-12 was $172,293,002.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $253,087,953. Net unrealized appreciation aggregated $12,235,569, of which $18,750,353 related to appreciated investment securities and $6,514,784 related to depreciated investment securities.

16

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-12	Price	Inputs	Inputs
Corporate Bonds	$136,618,830	—	$135,970,712	$648,118
Convertible Bonds	349,990	—	349,990	—
Municipal Bonds	647,698	—	647,698	—
Term Loans	1,078,063	—	1,078,063	—
Capital Preferred Securities	4,828,688	—	4,828,688	—
U.S. Government & Agency Obligations	63,431,054	—	63,431,054	—
Foreign Government Obligations	396,103	—	396,103	—
Collateralized Mortgage Obligations	31,664,108	—	31,452,387	211,721
Asset Backed Securities	12,706,054	—	11,090,108	1,615,946
Common Stocks	5,183,075	$5,143,270	—	39,805
Preferred Securities	5,314,653	2,647,117	1,581,438	1,086,098
Escrow Certificates	5,206	—	5,206	—
Short-Term Investments	3,100,000	—	3,100,000	—

Total Investments in Securities	$265,323,522	$7,790,387	$253,931,447	$3,601,688
Other Financial Instruments
Interest Rate Swaps	($1,229,210)	—	($1,229,210)	—

17

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. Securities were tranferred out of Level 3 since observable market data became available due to increased market activity of these securities.

		Collateralized
	Corporate	Mortgage	Asset Backed	Common	Preferred
	Bonds	Obligations	Securities	Stocks	Securities	Total
Balance as of 10-31-11	$344,203	$125,276	$214,000	$56,075	$1,094,555	$1,834,109
Realized gain (loss)	274	—	—	—	—	$274
Change in unrealized appreciation (depreciation)	63,645	16,186	—	(16,270)	(8,457)	$55,104
Purchases	260,000	936	1,401,946	—	—	$1,662,882
Sales	(20,004)	(37,302)	—	—	—	($57,306)
Transfers into Level 3	—	150,173	—	—	—	$150,173
Transfers out of Level 3	—	(43,548)	—	—	—	($43,548)
Balance as of 7-31-12	$648,118	$211,721	$1,615,946	$39,805	$1,086,098	$3,601,688
Change in unrealized at period end*	$51,273	$16,186	—	($16,270)	($8,457)	$42,732

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

18

John Hancock Income Securities Trust
As of 7-31-12 (Unaudited)

During the period ended July 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2012. During the period ended July 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from $22.0 million to $44.0 million as measured at each quarter end.

	USD Notional		Payments Received	Maturity
Counterparty	Amount	Payments Made by Fund	by Fund	Date	Market Value

Morgan Stanley
Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($852,856)

Morgan Stanley
Capital Services	22,000,000	Fixed 1.09375%	3 Month LIBOR (a)	May 2017	(376,354)
					($1,229,210)

(a) At 7-31-12, the 3-month LIBOR rate was 0.44260%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

			Liability
		Asset Derivatives	Derivatives Fair
Risk	Financial Instruments Location	Fair Value	Value

Interest rate contracts	Interest Rate Swaps	-	($1,229,210)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | Computershare Shareowner Services, LLC<br>Newport Office Center VII<br>480 Washington Boulevard<br>Jersey City, NJ 07310-1900 | |
| **Phone** | Customer service representatives<br>Portfolio commentary<br>24-hour automated information<br>TDD line | **1-800-852-0218**<br>**1-800-344-7054**<br>**1-800-843-0090**<br>**1-800-231-5469** |

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012